Shareholder Fees	Feb. 29, 2024 USD ($)
Schwab Fundamental US Large Company Index Fund | Schwab Fundamental US Large Company Index Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Schwab Fundamental US Small Company Index Fund | Schwab Fundamental US Small Company Index Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Fundamental International Large Company Index Fund | Schwab Fundamental International Large Company Index Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Fundamental International Small Company Index Fund | Schwab Fundamental International Small Company Index Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Fundamental Emerging Markets Large Company Index Fund | Schwab Fundamental Emerging Markets Large Company Index Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Fundamental Global Real Estate Index Fund | Schwab Fundamental Global Real Estate Index Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0